Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	VALUE LINE FUNDS VARIABLE TRUST
Entity Central Index Key	0000819978
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 24, 2020
Document Effective Date	Apr. 30, 2020
Prospectus Date	May 01, 2020